Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15. Derivative Instruments and Hedging Activities
The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.
Foreign Exchange Risk
From time to time the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2021, the Company was committed to the following foreign currency forward contracts:

			Fair Value / Carrying Amount of Asset / (Liability) $
	Contract Amount in			Expected Maturity $
	Foreign Currency	Average Forward Rate (1)		2022
GBP	4,000	0.73945	(58)	5,409
(1) Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Forward Freight Agreements

The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gains (losses) on derivative instruments in the Company's consolidated statements of (loss) income.
Interest Rate Risk
The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. Excluding the interest rate swaps held by Teekay Gas Business, the Company does not designate any of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2021, the Company was committed to the following interest rate swap agreement, excluding those held by the Teekay Gas Business (see Note 23), related to its LIBOR-based debts, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement (1)	LIBOR	50,000	550	3.0	0.76
(1)Excludes the margins the Company pays on its variable-rate long-term debts, which, as of December 31, 2021, ranged from 2.25% to 2.40%.
Stock Purchase Warrants

Prior to the 2019 Brookfield Transaction, Teekay held 15.5 million Brookfield Transaction Warrants and 1,755,000 Series D Warrants of Altera (see Note 13). As part of the 2019 Brookfield Transaction, Teekay sold to Brookfield all of the Company’s remaining interests in Teekay Offshore, which included, among other things, both the Brookfield Transaction Warrants and Series D Warrants.

Tabular Disclosure
The following table presents the location and fair value amounts of derivative instruments, excluding those held by the Teekay Gas Business (see Note 23), segregated by type of contract, on the Company’s consolidated balance sheets.

	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other long-term liabilities
As at December 31, 2021
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	(58)	—
Interest rate swap agreement	668	—	(118)	—
Forward freight agreements	—	—	(4)	—
	668	—	(180)	—
	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other long-term liabilities
As at December 31, 2020
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	(548)	(1,260)	(597)
(1)Represents accrued interest related to derivative instruments recorded in accrued liabilities and other on the consolidated balance sheets (see Note 6).
(2)Represents the current portion of derivative liabilities recorded in accrued liabilities and other on the consolidated balance sheets (see Note 6).

Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivative instruments, excluding those held by the Teekay Gas Business (see Note 23), in the consolidated statements of (loss) income as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Realized (losses) gains relating to:
Interest rate swap agreements	(1,275)	(857)	1,788
Foreign currency forward contracts	(31)	379	—
Stock purchase warrants	—	—	(25,559)
Forward freight agreements	(572)	(1,242)	1,490
	(1,878)	(1,720)	(22,281)
Unrealized gains (losses) relating to:
Interest rate swap agreements	2,407	(889)	(4,988)
Foreign currency forward contracts	(58)	—	—
Stock purchase warrants	—	—	26,900
Time-charter swap agreement	—	—	40
Forward freight agreements	(4)	86	(29)
	2,345	(803)	21,923
Total realized and unrealized gains (losses) on derivative instruments	467	(2,523)	(358)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparty to the interest rate swap agreement; however, the Company does not anticipate non-performance by the counterparty. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.